--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               RYDEX SERIES TRUST
                  [LOGO]                       SEMI-ANNUAL REPORT
                                               September 30, 1998
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                         (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    The U.S. stock market staged a powerful rally during the first half of 1998. The advance continued briefly into the third quarter, until late July, when the market, by most broad-based measures, had peaked. In dramatic fashion, the market quickly retreated, giving back most of the year's gains, resulting in the worst performing quarter for stocks since third quarter of 1990. Several fundamental economic factors, highlighted briefly below, led to heightened market volatility during the reporting period.

ECONOMIC REVIEW

    In April, investors were struck with the realization that the economic and political woes of Asia were not improving and could even become worse. Exports to Asia and Europe contracted, the trade deficit grew, and investors became concerned over the ability of corporations to sustain their earnings growth. In June, Federal Reserve Chairman Alan Greenspan described the current economy as the most impressive he has ever witnessed and warned that the potential for inflation was still present. Investors interpreted the comments as a possibility that the Fed would raise rates. Yet investors seemed more concerned with a potential economic slowdown rather than the Fed's view that the economy may be overheating. By early August, domestic, political and economic uncertainty, coupled with the deepening global economic crisis, became too much for the markets to bear. U.S. stocks came under severe selling pressure as investors sought shelter from the global economic crisis that started in Asia, moved to Russia, and began threatening several emerging markets in Latin America. The pullback culminated on August 31, when the Dow Jones Industrial Average tumbled 512 points to post its second worst point loss in history, wiping out all of the year's gains. Adding to the turmoil, the market had to face the near-collapse of one of the country's largest hedge funds, Long Term Capital Management. Taking note of the severe negative investor sentiment, Greenspan indicated that the Fed must take action to contain the effects of the global economic crisis on U.S. growth. U.S. stocks rose sharply in reaction to the favorable comments. In an effort to alleviate further economic pressures on September 29, the Federal Reserve Board cut the federal funds rate by 0.25%. The following day investors expressed disappointment that the Fed didn't implement a deeper cut in interest rates and once again, U.S. stocks plummeted, ending the worst quarter for U.S. stocks in eight years.

    While the equity markets languished, the bond market exploded as investors pursued a "flight to quality" investment strategy. Strong demand for high quality, liquid investment alternatives sent the price on longer term U.S. Treasury Bonds soaring. The yield on the bellwether 30-year Treasury Bond fell to 4.978% on September 30,1998. This was the first time the yield on long-term U.S. Government Bonds fell below 5% since July 19, 1967.

SUMMARY

    During the second and third quarter, investors endured economic uncertainty and increased volatility in the equity markets. Although it is projected that this environment is likely to continue, the economic fundamentals of lower interest rates, benign inflation, high employment, and strong productivity are still in place to support a strong stock market and provide investment opportunities among various market segments. As always, we welcome your questions or comments about the Rydex Funds. Feel free to contact us over the Internet via our web site at WWW.RYDEXFUNDS.COM or call us at 800-820-0888.

Sincerely,

/s/ Albert P. Viragh, Jr.
Albert P. (Skip) Viragh
Chairman of the Board

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
OPTIONS PURCHASED 47.2%
Call Options on:
  S&P 500 Index Expiring December 1998
    at 550                                     1,801  $214,319,000
  S&P 500 Index Expiring December 1998
    at 400                                       458    70,788,480
                                                      ------------
    Total Call Options (Cost
      $307,628,358)                                    285,107,480
                                                      ------------

                                                FACE
                                              AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 4.1%
  U.S. Treasury Bill 4.21% 12/17/98      $25,000,000    24,774,882
                                                      ------------
    Total U.S. Treasury Obligations
      (Cost $24,744,882)                                24,774,882
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
COMMON STOCKS 27.1%
Microsoft Corporation*                      49,727  $  5,473,078
General Electric Company                    65,077     5,177,689
Exxon Corporation                           48,552     3,407,744
Merck & Company, Inc.                       23,915     3,098,487
Intel Corporation                           35,416     3,036,922
Coca-Cola Company                           49,299     2,840,855
Pfizer, Inc.                                25,881     2,741,768
Wal-Mart Stores, Inc.                       45,313     2,475,223
International Business Machines
  Corporation                               19,044     2,437,632
Philip Morris Companies, Inc.               49,554     2,282,581
AT&T Corporation                            36,399     2,127,067
Johnson & Johnson                           26,862     2,101,951
Royal Dutch Petroleum Company               43,384     2,066,163
Bristol-Myers Squibb Company                19,626     2,038,651
Cisco Systems, Inc.*                        31,729     1,961,249
MCI WorldCom, Inc.*                         39,814     1,945,957
Procter & Gamble Company                    26,261     1,862,890
Lucent Technologies, Inc.                   26,052     1,799,216
Eli Lilly and Company                       22,430     1,756,549
American International Group, Inc.          22,380     1,723,260
SBC Communications, Inc.                    37,739     1,677,027
BellSouth Corporation                       20,904     1,573,026
Schering-Plough Corporation                 15,015     1,554,991
Bell Atlantic Corporation                   30,968     1,500,013
American Home Products Corporation          25,976     1,360,493
Abbott Laboratories                         30,878     1,341,263
Dell Computer Corporation*                  19,578     1,287,254

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Freddie Mac                                 19,734  $  1,267,910
Mobil Corporation                           16,488     1,252,058
Warner-Lambert Company                      16,134     1,218,117
E. I. du Pont de Nemours and Company        21,221     1,191,029
Home Depot, Inc.                            29,703     1,173,268
Chevron Corporation                         13,762     1,156,868
The Walt Disney Company                     45,168     1,143,315
Ford Motor Company                          24,275     1,139,408
Ameritech Corporation/DEL                   23,233     1,100,663
Hewlett-Packard Company                     20,724     1,097,077
Amoco Corporation                           20,358     1,096,787
Compaq Computer Corporation                 34,126     1,079,235
GTE Corporation                             19,579     1,076,845
Time Warner, Inc.                           11,726     1,026,758
Nationsbank Corporation                     19,039     1,018,587
First Union Corporation                     18,067       924,805
Travelers Group, Inc.                       22,875       857,813
PepsiCo, Inc.                               29,007       853,894
Texaco, Inc.                                13,432       842,018
McDonald's Corporation                      13,880       828,462
Gillette Company                            21,448       820,386
BankAmerica Corporation                     13,559       815,235
Citigroup, Inc.                              8,747       812,924
Unilever N V - NY Shares                    13,125       803,906
Waste Management, Inc.                      15,740       756,504
General Motors Corporation                  13,808       755,125
American Express Company                     9,312       722,844
Allstate Corporation                        17,322       722,111
Fannie Mae                                  14,382       711,010
Chase Manhattan Corporation                 16,437       710,900
Sprint Corporation                           9,873       710,856

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Monsanto Company                            12,349  $    696,175
Raytheon Company, Class B                   12,737       687,002
AirTouch Communications, Inc.*              11,969       682,233
Emerson Electric Company                    10,817       673,358
Minnesota Mining and Manufacturing
  Company                                    9,109       671,219
Tyco International Limited                  12,108       668,967
Wells Fargo Company                          1,880       667,400
Chrysler Corporation                        13,358       639,514
EMC Corporation/MASS                        11,169       638,727
Viacom, Inc., Class B*                      10,873       630,634
Norwest Corporation                         17,501       626,755
Boeing Company                              18,070       620,027
Xerox Corporation                            7,223       612,149
Bank One Corporation                        14,323       610,518
Eastman Kodak Company                        7,835       605,743
U S WEST, Inc.                              11,396       597,578
Anheuser-Busch Companies, Inc.              10,988       593,352
MediaOne Group, Inc.*                       13,130       583,464
Oracle Corporation*                         19,987       582,121
Pharmacia & Upjohn, Inc.                    11,593       581,824
U. S. Bancorp                               15,879       564,697
Atlantic Richfield Company                   7,873       558,491
Motorola, Inc.                              13,058       557,413
Bank of New York Company, Inc.              20,156       551,771
Automatic Data Processing, Inc.              7,346       549,114
Medtronic, Inc.                              9,352       541,247
Sara Lee Corporation                         9,836       531,144
National City Corporation                    7,956       524,599
Enron Corporation                            9,930       524,428
                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Fleet Financial Group, Inc.                  7,086  $    520,378
Morgan Stanley Dean Witter & Company        11,957       514,898
Southern Company                            17,314       509,681
Walgreen Company                            11,566       509,627
Associates First Capital Corporation,
  Class A                                    7,668       500,337
Lockheed Martin Corporation                  4,839       487,832
Campbell Soup Company                        9,666       485,112
Texas Instruments, Inc.                      9,039       476,807
Duke Energy Corporation                      7,173       474,763
First Chicago NBD Corporation                6,795       465,458
Wachovia Corporation                         5,446       464,272
Kimberly-Clark Corporation                  11,458       464,049
Gap, Inc.                                    8,650       456,287
Colgate-Palmolive Company                    6,589       451,347
United Technologies Corporation              5,847       446,930
FirstEnergy Corporation                     14,313       444,598
Caterpillar, Inc.                            9,975       444,511
AlliedSignal, Inc.                          12,562       444,381
Dow Chemical Company                         5,170       441,712
Schlumberger Limited                         8,687       437,065
Electronic Data Systems Corporation         13,110       435,088
Northern Telecom Limited                    13,536       433,152
CVS Corporation                              9,602       420,688
Cardinal Health, Inc.                        4,015       414,549
Public Service Enterprise Group, Inc.       10,528       413,882
H. J. Heinz Company                          8,079       413,039
Amgen, Inc.*                                 5,464       412,874
General Re Corporation                       2,007       407,421

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Illinois Tool Works, Inc.                    7,430  $    404,935
Aluminum Company of America                  5,698       404,558
Sun Microsystems, Inc.*                      8,112       404,079
Computer Associates International, Inc.     10,586       391,682
Pitney Bowes, Inc.                           7,425       390,277
USX-Marathon Group                          11,003       389,919
Consolidated Edison, Inc.                    7,470       389,374
PNC Bank Corporation                         8,559       385,155
UST, Inc.                                   12,981       383,751
American Electric Power Company, Inc.        7,800       380,737
Fifth Third Bancorp                          6,568       377,660
American General Corporation                 5,883       375,777
Baxter International, Inc.                   6,313       375,624
Household International, Inc.               10,009       375,337
International Paper Company                  7,944       370,389
Comcast Corporation, Special Class A         7,881       369,914
Gannett Company, Inc.                        6,845       366,635
CIGNA Corporation                            5,539       366,266
Sears, Roebuck and Company                   8,239       364,061
Williams Companies, Inc.                    12,657       363,889
KeyCorp                                     12,236       353,314
Kroger Company                               7,038       351,900
Dayton Hudson Corporation                    9,834       351,566
Becton, Dickinson and Company                8,546       351,454
Marsh & McLennan Companies, Inc.             7,004       348,449
                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Ralston-Ralston Purina Group                11,905  $    348,221
Phillips Petroleum Company                   7,699       347,417
Aon Corporation                              5,347       344,882
MBNA Corporation                            11,993       343,300
Aetna, Inc.                                  4,895       340,203
Mellon Bank Corporation                      6,174       339,956
Edison International                        13,176       338,458
Halliburton Company                         11,848       338,408
Hartford Financial Services Group, Inc.      7,128       338,134
Tele-Communications, Inc., Class A*          8,626       337,492
Goodyear Tire & Rubber Company               6,554       336,712
SYSCO Corporation                           14,258       335,954
FPL Group, Inc.                              4,791       333,873
Occidental Petroleum Corporation            15,412       331,358
CBS Corporation                             13,493       327,205
Washington Mutual, Inc.                      9,662       326,093
Merrill Lynch & Company                      6,778       321,108
J. P. Morgan & Company, Inc.                 3,770       319,036
Bestfoods                                    6,562       317,847
Houston Industries, Inc.                     9,958       309,943
Comerica, Inc.                               5,641       309,197
PPG Industries, Inc.                         5,633       307,351
May Department Stores Company                5,892       303,438
IMS Health, Inc.                             4,827       298,972
Barrick Gold Corporation                    14,928       298,560
Albertson's, Inc.                            5,470       296,064
PG&E Corporation                             9,259       295,709

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Chubb Corporation                            4,684  $    295,092
Norfolk Southern Corporation                10,097       293,444
St. Paul Companies, Inc.                     9,025       293,313
McGraw-Hill Companies, Inc.                  3,690       292,433
BB&T Corporation                             9,705       290,543
Kellogg Company                              8,805       290,015
Textron, Inc.                                4,779       289,727
Loews Corporation                            3,427       289,153
J. C. Penney Company, Inc.                   6,388       287,061
Clear Channel Communications, Inc.           5,992       284,620
Columbia/HCA Healthcare Corporation         14,135       283,583
First Data Corporation                      11,992       281,812
Genuine Parts Company                        9,355       281,235
PacifiCorp                                  14,631       280,732
Burlington Resources, Inc.                   7,489       279,901
3Com Corporation*                            9,300       279,581
SunTrust Banks, Inc.                         4,506       279,372
AMR Corporation/DEL                          5,025       278,573
General Dynamics Corporation                 5,466       274,325
HBO & Company                                9,445       272,724
Tenneco, Inc.                                8,274       272,008
CSX Corporation                              6,435       270,672
Nike, Inc., Class B                          7,331       269,872
ALLTEL Corporation                           5,654       267,858
Charles Schwab Corporation                   6,766       266,411
Lowe's Companies, Inc.                       8,317       264,585
Union Carbide Corporation                    6,118       263,839
Archer-Daniels-Midland Company              15,744       263,712
SunAmerica, Inc.                             4,323       263,703
                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Rite Aid Corporation                         7,422  $    263,481
ConAgra, Inc.                                9,741       262,398
Dana Corporation                             6,998       261,113
Honeywell, Inc.                              4,051       259,517
Costco Companies. Inc.                       5,442       257,815
Guidant Corporation                          3,450       256,163
State Street Corporation                     4,627       252,461
Progressive Corporation                      2,222       250,530
Northrop Grumman Corporation                 3,414       249,222
Burlington Northern Santa Fe
  Corporation                                7,728       247,296
Air Products & Chemicals, Inc.               8,296       246,806
Masco Corporation                            9,978       245,708
Ingersoll-Rand Company                       6,467       245,342
Seagram Company Limited                      8,494       243,672
Federal Express Corporation*                 5,385       242,998
Interpublic Group of Companies, Inc.         4,505       242,988
Delta Air Lines, Inc.                        2,497       242,833
Hershey Foods Corporation                    3,529       241,516
Avon Products, Inc.                          8,578       240,720
Wm. Wrigley Jr. Company                      3,155       239,583
Computer Sciences Corporation                4,386       239,037
Omnicom Group, Inc.                          5,305       238,725
Nucor Corporation                            5,863       238,184
Fortune Brands, Inc.                         7,889       233,712
Weyerhaeuser Company                         5,528       233,213
Applied Materials, Inc.*                     9,210       232,553
TRW, Inc.                                    5,174       229,596
Dover Corporation                            7,396       228,352

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
New York Times Company, Class A              8,274  $    227,535
American Stores Company                      7,026       226,149
Clorox Company                               2,740       226,050
BankBoston Corporation                       6,811       224,763
Georgia-Pacific Group                        4,920       224,475
Mattel, Inc.                                 8,003       224,084
Service Corporation International            6,947       221,436
Conseco, Inc.                                7,197       219,958
Gateway 2000, Inc.*                          4,213       219,603
Boston Scientific Corporation*               4,192       215,364
Browning-Ferris Industries, Inc.             6,898       208,665
Union Pacific Resources Group, Inc.         16,685       205,434
Tenet Healthcare Corporation *               7,144       205,390
Praxair, Inc.                                6,195       202,499
Avery Dennison Corporation                   4,635       202,492
Federated Department Stores, Inc.*           5,516       200,645
Fort James Corporation                       6,104       200,288
Deere & Company                              6,567       198,652
Marriott International, Inc., Class A        8,279       197,661
Ascend Communications, Inc.*                 4,303       195,787
R. R. Donnelley & Sons Company               5,558       195,572
Micron Technology, Inc.                      6,389       194,465
                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Franklin Resources, Inc.                     6,420  $    192,600
Cendant Corporation                         16,540       192,278
AMP. Inc.                                    5,364       191,763
Tribune Company                              3,810       191,691
V. F. Corporation                            5,161       191,602
Rockwell International Corporation           5,259       189,981
Union Pacific Corporation                    4,416       188,232
Limited, Inc.                                8,440       185,152
Bankers Trust Corporation                    3,036       179,124
Cincinnati Financial Corporation             5,777       177,643
Pioneer Hi-Bred International, Inc.          6,752       177,240
Sherwin-Williams Company                     8,075       174,622
Unisys Corporation                           7,547       171,694
TJX Companies, Inc.                          9,334       166,262
Hilton Hotels Corporation                    9,503       162,145
Baker Hughes, Inc.                           7,704       161,303
Owens-Illinois, Inc.*                        6,348       158,700
Kmart Corporation                           13,007       155,271
United HealthCare Corporation                4,272       149,520
Tellabs, Inc.*                               3,656       145,555
HEALTHSOUTH Corporation*                     9,656       101,991
Lehman Brothers Holdings, Inc.               3,534        99,828
                                                    ------------
  Total Common Stock (Cost
    $174,594,336)                                    164,176,309
                                                    ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                FACE         VALUE
                                              AMOUNT      (NOTE 1)
                                         -----------  ------------
REPURCHASE AGREEMENTS 21.6%
Repurchase Agreements Collaterialized
  by U.S. Treasury Obligations-
  5.40% due 10/01/98 (Note 3)            $33,121,988  $ 33,121,988
  5.45% due 10/01/98 (Note 3)             66,243,977    66,243,977
  5.50% due 10/01/98 (Note 3)             31,234,035    31,234,035
                                                      ------------
    Total Repurchase Agreements (Cost
      $130,600,000)                                    130,600,000
                                                      ------------
    Total Investments 100% (Cost
      $637,597,576)                                   $604,658,671
                                                      ------------
                                                      ------------
------------------------------------------------------------------

                                                        UNREALIZED
                                                              LOSS
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
FUTURES CONTRACTS PURCHASED
  S&P 500 Futures Contracts Expiring
    December 1998 (Underlying Face
    Amount at Market Value
    $131,071,500)                                511  $ (3,867,602)
                                                      ------------
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
OPTIONS PURCHASED 4.5%
Put Options on:
  S&P 500 Futures Contract Expiring
    December 1998 at 1400                        750  $ 28,050,000
                                                      ------------
    Total Put Options (Cost
     $21,602,100)                                       28,050,000
                                                      ------------

                                                FACE
                                              AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 85.1%
  U.S. Treasury Bill 4.830% 10/15/98     $25,000,000    24,953,041
  U.S. Treasury Bill 4.880% 11/12/98      75,000,000    74,572,999
  U.S. Treasury Bill 4.730% 12/10/98      25,000,000    24,770,069
  U.S. Treasury Bill 4.740% 12/10/98      25,000,000    24,769,583
  U.S. Treasury Bill 4.650% 10/22/98      50,000,000    49,864,813
  U.S. Treasury Bill 4.940% 10/29/98*     10,000,000     9,961,578
  U.S. Treasury Bill 4.480% 11/05/98     100,000,000    99,564,444
  U.S. Treasury Bill 4.940% 11/19/98      50,000,000    49,663,806
  U.S. Treasury Bill 4.400% 11/27/98*      5,000,000     4,965,167
  U.S. Treasury Bill 4.610% 11/27/98      50,000,000    49,635,042
  U.S. Treasury Bill 4.680% 11/27/98      25,000,000    24,814,750
  U.S. Treasury Bill 4.715% 12/03/98*      9,000,000     8,925,739
  U.S. Treasury Bill 4.72% 12/03/98*       5,000,000     4,958,700
  U.S. Treasury Bill 4.73% 12/03/98*       1,000,000       991,723
  U.S. Treasury Bill 4.500% 12/17/98*      2,500,000     2,475,938
  U.S. Treasury Bill 4.510% 12/17/98      50,000,000    49,517,681
  U.S. Treasury Bill 4.620% 12/17/98      25,000,000    24,752,958
                                                      ------------
    Total U.S. Treasury Obligations
     (Cost $529,158,031)                               529,158,031
                                                      ------------

REPURCHASE AGREEMENTS 10.4%
  Repurchase Agreements Collateralized
    by U.S. Treasury Obligations:
    5.40% due 10/01/98 (Note 3)           16,408,825  $ 16,408,825
    5.45% due 10/01/98 (Note 3)           32,817,652    32,817,652
    5.50% due 10/01/98 (Note 3)           15,473,523    15,473,523
                                                      ------------
      Total Repurchase Agreements (Cost
       $64,700,000)                                     64,700,000
                                                      ------------
      Total Investments 100% (Cost
       $615,460,131)                                  $621,908,031
                                                      ------------
                                                      ------------

------------------------------------------------------------------

                                                        UNREALIZED
                                                              LOSS
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
FUTURES CONTRACTS SOLD
  S&P 500 Futures Contract Expiring Dec
    1998                                        2336  $ (2,806,589)
                                                      ------------
                                                      ------------
    (Underlying Face Amount at Market
     Value $596,393,762)

    * A PORTION OF THIS HOLDING IS PLEDGED AS COLLATERAL FOR STOCK INDEX FUTURES CONTRACTS.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                FACE        MARKET
                                              AMOUNT         VALUE
                                         -----------  ------------
FEDERAL AGENCY DISCOUNT NOTES 76.8%
  Farmer Mac 5.25% 10/26/98              $30,000,000  $ 29,890,625
  Federal Farm Credit Banks 5.13%
    10/06/98                              35,000,000    34,975,063
  Federal Farm Credit Banks 5.13%
    10/27/98                              35,000,000    34,870,325
  Federal Home Loan Banks 5.41%
    10/09/98                              30,000,000    29,963,933
  Federal Home Loan Banks 5.13%
    10/15/98                              35,000,000    34,930,175
  Federal Home Loan Banks 5.10%
    10/21/98                              35,000,000    34,900,833
  Federal Home Loan Banks 5.10%
    10/23/98                              35,000,000    34,890,917
  Freddie Mac 5.25% 10/02/98              25,000,000    24,996,354
  Freddie Mac 5.45% 10/02/98              30,000,000    29,995,458
  Freddie Mac 5.44% 10/05/98              30,000,000    29,981,867
  Freddie Mac 5.42% 10/06/98              30,000,000    29,977,417
  Freddie Mac 5.43% 10/07/98              30,000,000    29,972,850
  Freddie Mac 5.41% 10/08/98              30,000,000    29,968,442
  Freddie Mac 5.42% 10/14/98              30,000,000    29,941,283
  Freddie Mac 5.16% 10/20/98              30,000,000    29,918,300
  Freddie Mac 5.41% 10/30/98              30,000,000    29,869,258
  Freddie Mac 5.40% 11/04/98              30,000,000    29,847,000
  Freddie Mac 5.34% 11/05/98              30,000,000    29,844,250
  Fannie Mae 5.15% 10/05/98               30,000,000    29,982,833
  Fannie Mae 5.15% 10/06/98               30,000,000    29,978,542
  Fannie Mae 5.41% 10/13/98               30,000,000    29,945,900
  Fannie Mae 5.41% 10/16/98               30,000,000    29,932,375
  Fannie Mae 5.14% 10/19/98               30,000,000    29,922,900
  Fannie Mae 5.45% 10/20/98               30,000,000    29,913,708
  Fannie Mae 5.34% 12/10/98               20,000,000    19,792,333
                                                      ------------
    Total Federal Agency Discount Notes
      (Cost $758,202,941)                              758,202,941
                                                      ------------
FEDERAL AGENCY BONDS 4.6%
  Federal Farm Credit Banks 5.53%
    10/01/98                              20,000,000    20,000,000
  Federal Farm Credit Banks 5.48%
    12/01/98                              25,000,000    25,000,000
                                                      ------------
    Total Federal Agency Bonds (Cost
      $45,000,000)                                      45,000,000
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                FACE        MARKET
                                              AMOUNT         VALUE
                                         -----------  ------------
REPURCHASE AGREEMENTS 18.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations: 5.40% due
  10/01/98 (Note 3)                      $46,436,723  $ 46,436,723
  5.45% due 10/01/98 (Note 3)             92,873,447    92,873,447
  5.50% due 10/01/98 (Note 3)             43,789,830    43,789,830
                                                      ------------
    Total Repurchase Agreements (Cost
      $183,100,000)                                    183,100,000
                                                      ------------
    Total Investments 100% (Cost
      $986,302,941)                                   $986,302,941
                                                      ------------
                                                      ------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                             OVER-THE-COUNTER FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                             SHARES      (NOTE 1)
                                         ----------  ------------
COMMON STOCKS 99.0%
  Microsoft Corporation*                  1,087,174  $119,657,082
  Intel Corporation                         746,954    64,051,306
  Cisco Systems, Inc.*                      723,544    44,724,064
  MCI WorldCom, Inc.*                       847,873    41,439,793
  Dell Computer Corporation*                595,906    39,180,820
  Oracle Corporation*                       449,481    13,091,134
  Amgen, Inc.*                              118,074     8,921,967
  Sun Microsystems, Inc.*                   177,102     8,821,893
  Tele-Communications,
    Inc. Series A*                          222,175     8,692,597
  Comcast Corporation, Special Class A      152,275     7,147,408
  BMC Software, Inc.*                        97,443     5,852,670
  HBO & Company                             199,948     5,773,499
  Yahoo! Inc.*                               43,457     5,627,681
  3Com Corporation*                         168,022     5,051,161
  Qwest Communications, Inc.*               161,287     5,050,299
  Compuware Corporation*                     84,682     4,985,653
  Ericsson (LM) Telephone Company Class
    B ADR                                   262,287     4,819,524
  Costco Companies*                         100,525     4,762,372
  Level 3 Communications, Inc.*             142,426     4,548,730
  Applied Materials, Inc.*                  170,024     4,293,106
  Ascend Communications, Inc.*               91,858     4,179,539
  Paychex, Inc.                              73,158     3,772,209
  Staples, Inc.*                            126,529     3,716,789
  Tellabs, Inc.*                             90,057     3,585,394
  Peoplesoft, Inc.*                         107,389     3,503,566
  Panamsat Corporation                       65,795     2,701,707

                                                           MARKET
                                                            VALUE
                                             SHARES      (NOTE 1)
                                         ----------  ------------
  Nextel Communications, Inc.*              125,051  $  2,524,467
  Cintas Corporation                         48,359     2,423,995
  Apple Computer, Inc.*                      63,422     2,417,964
  Biogen, Inc.*                              34,425     2,265,595
  Network Associates, Inc.*                  62,332     2,212,786
  Chancellor Media Corporation*              65,795     2,195,908
  Novell, Inc.*                             165,158     2,023,186
  Biomet, Inc.*                              52,731     1,829,107
  Linear Technology Corporation              36,516     1,825,800
  Fiserv, Inc.*                              37,751     1,738,905
  Maxim Integrated Products, Inc.*           61,683     1,719,414
  American Power Conversion, Inc.*           44,371     1,672,232
  Chiron Corporation*                        82,452     1,638,734
  Altera Corporation*                        46,443     1,631,310
  Nordstrom, Inc.*                           65,795     1,628,426
  Qualcomm, Inc.*                            32,290     1,547,902
  PACCAR, Inc.                               37,310     1,536,706
  Quintiles Transnational Corporation*       34,993     1,530,944
  Starbucks Corporation*                     41,910     1,516,618
  Bed Bath & Beyond, Inc.*                   64,410     1,505,584
  Sigma Aldrich Corporation                  47,851     1,381,698
  ADC Telecommunications, Inc.*              63,634     1,344,268
  Parametric Technologies, Inc.*            131,590     1,324,124

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                             OVER-THE-COUNTER FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                             SHARES      (NOTE 1)
                                         ----------  ------------
  Genzyme Corporation*                       35,577  $  1,285,219
  Centocor, Inc.*                            32,277     1,278,976
  Electronic Arts, Inc.*                     28,360     1,244,295
  USA Networks, Inc.*                        61,586     1,197,078
  Xilinx, Inc.*                              33,717     1,180,095
  Jacor Communications, Inc.*                23,162     1,172,576
  Tech Data Corporation*                     22,699     1,136,369
  Quantum Corporation*                       70,323     1,116,378
  Reuters Group, PLC-Sponsored ADR           21,876     1,088,331
  Adobe Systems, Inc.                        31,241     1,083,672
  KLA-Tencor Corporation*                    40,440     1,005,945
  Netscape, Inc.*                            45,376       992,600
  Apollo Group, Inc.*                        35,565       991,374
  Northwest Airlines Corporation Class
    A*                                       38,893       974,756
  McCormick & Company, Inc.                  28,958       841,592
  Fore Systems, Inc.*                        44,523       740,195
                                                           MARKET
                                                            VALUE
                                             SHARES      (NOTE 1)
                                         ----------  ------------
  First Health Group Corporation*            28,636  $    694,423
  Cracker Barrel Old Country Store,
    Inc.                                     30,284       688,961
  Cambridge Technology Partners, Inc.*       27,070       603,999
  Autodesk, Inc.                             22,505       590,756
  Worthington Industries, Inc.               45,116       563,950
  Adaptec, Inc.*                             51,943       493,459
  Fastenal Company                           17,765       444,125
  Atmel Corporation*                         44,170       400,291
  Oxford Health Plans, Inc.*                 38,050       394,769
  General Nutrition Companies*               36,510       394,763
                                                     ------------
    Total Common Stocks (Cost
      $404,642,826)                                   491,986,583
                                                     ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                             OVER-THE-COUNTER FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                                      MARKET
                                                          FACE         VALUE
                                                        AMOUNT      (NOTE 1)
                                                    ----------  ------------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreements Collateralized by U.S.
  Treasury Obligations:
  5.40% due 10/01/98 (Note 3)                       $1,318,793  $  1,318,793
  5.45% due 10/01/98 (Note 3)                        2,637,585     2,637,585
  5.50% due 10/01/98 (Note 3)                        1,243,622     1,243,622
                                                                ------------
    Total Repurchase Agreements (Cost $5,200,000)                  5,200,000
                                                                ------------
    Total Investments 100% (Cost $409,842,826)                  $497,186,583
                                                                ------------
                                                                ------------
----------------------------------------------------------------------------

                                                                  UNREALIZED
                                                                        GAIN
                                                      CONTRACTS     (NOTE 1)
                                                    -----------   ----------
FUTURES CONTRACTS PURCHASED
  NASDAQ 100 Futures Contract Expiring December
    1998
    (Underlying Face Amount at Market Value
    $3,405,000)                                              25   $  113,575
                                                                  ----------
                                                                  ----------

    *  NON-INCOME PRODUCING SECURITIES

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES      (NOTE1)
                                         --------  -----------
COMMON STOCKS 99.2%
Mining and Precious Metals Stocks
  Barrick Gold Corporation                602,906  $12,058,120
  Newmont Mining Corporation              236,431    5,733,457
  Placer Dome, Inc.                       377,681    5,216,719
  Homestake Mining Company                318,988    3,867,729
  Freeport-McMoRan Copper & Gold, Inc.,
    Class B                               273,278    3,245,176
  Battle Mountain Gold Company            347,139    2,104,530
  Ashanti Goldfields Company,
    Ltd.--Sponsored GDR                   163,237    1,489,538
  Getchell Gold Corporation*               46,506      979,533
  Hecla Mining Company                     83,231      421,357
  Coeur d'Alene Mines Corporation          33,081      241,905
                                                   -----------
    Total Common Stocks (Cost
      $29,320,505)                                  35,358,064
                                                   -----------

                                          FACE AMOUNT
                                         ------------
REPURCHASE AGREEMENTS 0.8%
Face Amount Repurchase Agreements
  Collateralized by U.S. Treasury
  Obligations:
  5.40% due 10/01/98 (Note 3)              $   76,084   $      76,084
  5.45% due 10/01/98 (Note 3)                 152,169         152,169
  5.50% due 10/01/98 (Note 3)                  71,747          71,747
                                                        -------------
    Total Repurchase Agreements (Cost
      $300,000)                                               300,000
                                                        -------------
    Total Investments 100% (Cost
      $29,620,505)                                      $  35,658,064
                                                        -------------
                                                        -------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements

                               RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                         FACE AMOUNT     (NOTE 1)
                                         -----------  -----------
U.S. TREASURY OBLIGATIONS 89.0%
U.S. Treasury Bond 5.50% due 8/15/2028   $56,013,000  $60,555,304
                                                      -----------
  Total U.S. Treasury Obligations (Cost
    $57,616,551)                                       60,555,304
                                                      -----------

                                           CONTRACTS
                                         -----------
OPTIONS PURCHASED 9.4%
Call Options on U.S Treasury Bond
  Futures Contract Expiring December
  1998 at 100                                    202    6,356,687
                                                      -----------
  Total Call Options (Cost $5,219,187)                  6,356,687
                                                      -----------

                                         FACE AMOUNT
                                         -----------
REPURCHASE AGREEMENTS 1.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 3)            $   278,975      278,975
  5.45% due 10/01/98 (Note 3)                557,951      557,951
  5.50% due 10/01/98 (Note 3)                263,074      263,074
                                                      -----------
    Total Repurchase Agreements (Cost
      $1,100,000)                                       1,100,000
                                                      -----------
    Total Investments 100.0% (Cost
      $63,935,738)                                    $68,011,991
                                                      -----------
                                                      -----------

See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                   JUNO FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
OPTIONS PURCHASED 0.3%
Put options on:
U.S. Treasury Bond Futures Contracts
  Expiring December 1998 at 132                  15  $    31,640
                                                     -----------
    Total Put Options (Cost $124,126)                     31,640
                                                     -----------

                                               FACE
                                             AMOUNT
                                         ----------
U.S. TREASURY OBLIGATIONS 69.8%
U.S. Treasury Bill 3.8% 10/15/98         $7,000,000    6,989,656
                                                     -----------
    Total U.S. Treasury Obligations
      (Cost $6,989,656)                                6,989,656
                                                     -----------
REPURCHASE AGREEMENTS 29.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.45% due 10/01/98 (Note 3)             2,282,526    2,282,526
  5.50% due 10/01/98 (Note 3)               717,474      717,474
                                                     -----------
    Total Repurchase Agreements (Cost
      $3,000,000)                                      3,000,000
                                                     -----------
    Total Investments 100% (Cost
      $10,113,782)                                   $10,021,296
                                                     -----------
                                                     -----------
----------------------------------------------------------------

                                                      UNREALIZED
                                                            LOSS
                                          CONTRACTS     (NOTE 1)
                                         ----------  -----------
FUTURES CONTRACTS SOLD
    U.S. Treasury Bond Futures Contract
      Expiring December 1998
      (Underlying Face Amount at Market
      Value $10,386,031)                         79  $  (179,188)
                                                     -----------
                                                     -----------

See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                               FACE        VALUE
                                             AMOUNT     (NOTE 1)
                                         ----------  -----------
U.S. TREASURY OBLIGATIONS 63.8%
U.S. Treasury Bill 3.000% 10/15/98       $4,000,000  $ 3,995,333
U.S. Treasury Bill 3.150% 10/15/98        5,000,000    4,993,875
                                                     -----------
    Total U.S. Treasury Obligations
      (Cost $8,989,208)                                8,989,208
                                                     -----------

REPURCHASE AGREEMENTS 36.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.40% due 10/01/98 (Note 3)            1,293,431    1,293,431
  5.45% due 10/01/98 (Note 3)            2,586,863    2,586,863
  5.50% due 10/01/98 (Note 3)            1,219,706    1,219,706
                                                    -----------
    Total Repurchase Agreements (Cost
      $5,100,000)                                     5,100,000
                                                    -----------
        Total Investments 100% (Cost
          $14,089,208)                              $14,089,208
                                                    -----------
                                                    -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
COMMON STOCKS SOLD SHORT
Microsoft Corporation*                     (36,149) $ (3,978,679)
Intel Corporation                          (24,531)   (2,103,533)
Cisco Systems, Inc.*                       (22,867)   (1,413,466)
MCI WorldCom, Inc.*                        (26,542)   (1,297,240)
Dell Computer Corporation*                 (18,741)   (1,232,221)
Oracle Corporation*                        (14,276)     (415,789)
Amgen, Inc.*                                (3,731)     (281,924)
Sun Microsystems, Inc.*                     (5,519)     (274,915)
Tele-Communications, Inc. Series A*         (6,875)     (268,984)
Comcast Corporation
  Class A Special                           (4,817)     (226,098)
BMC Software, Inc.*                         (3,145)     (188,897)
HBO & Company                               (6,264)     (180,873)
Yahoo! Inc.*                                (1,348)     (174,566)
3Com Corporation*                           (5,256)     (158,009)
Compuware Corporation*                      (2,648)     (155,901)
Costco Companies*                           (3,226)     (152,832)
Ericsson (LM) Telephone Company Class B
  ADR                                       (8,203)     (150,730)
Qwest Communications, Inc.*                 (4,792)     (150,050)
Level 3 Communications, Inc.*               (4,431)     (141,515)
Applied Materials, Inc.*                    (5,372)     (135,643)
Ascend Communications, Inc.*                (2,892)     (131,586)
Staples, Inc.*                              (4,314)     (126,724)
Paychex, Inc.                               (2,407)     (124,111)
Tellabs, Inc.*                              (2,859)     (113,824)
Peoplesoft, Inc.*                           (3,378)     (110,207)
Panamsat Corporation                        (2,208)      (90,666)

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Nextel Communications, Inc.*                (3,903) $    (78,792)
Cintas Corporation                          (1,535)      (76,942)
Apple Computer, Inc.*                       (1,967)      (74,992)
Biogen, Inc.*                               (1,083)      (71,275)
Chancellor Media Corporation*               (2,084)      (69,554)
Network Associates, Inc.*                   (1,937)      (68,764)
Novell, Inc.*                               (5,207)      (63,786)
Linear Technology Corporation               (1,147)      (57,350)
Biomet, Inc.*                               (1,639)      (56,853)
Fiserv, Inc.*                               (1,207)      (55,597)
Maxim Integrated Products, Inc.*            (1,925)      (53,659)
Nordstrom, Inc.*                            (2,154)      (53,312)
American Power Conversion, Inc.*            (1,394)      (52,536)
Chiron Corporation*                         (2,598)      (51,635)
Altera Corporation*                         (1,410)      (49,526)
Quintiles Transnational Corporation*        (1,124)      (49,175)
Qualcomm, Inc.*                             (1,015)      (48,657)
Bed Bath & Beyond, Inc.*                    (2,069)      (48,363)
Starbucks Corporation*                      (1,319)      (47,731)
PACCAR, Inc.                                (1,158)      (47,695)
Allied Waste Industries Inc.                (1,989)      (46,493)
Citrix Systems Inc.                           (605)      (42,955)
Sigma Aldrich Corporation                   (1,468)      (42,389)
ADC Telecommunications, Inc.*               (1,944)      (41,067)
Centocor, Inc.*                             (1,031)      (40,853)
Parametric Technologies, Inc.*              (4,049)      (40,743)

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                  ARKTOS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Genzyme Corporation*                        (1,125) $    (40,641)
Electronic Arts, Inc.*                        (882)      (38,698)
Jacor Communications, Inc.*                   (742)      (37,564)
Concord Efs Inc                             (1,435)      (37,041)
Xilinx, Inc.*                               (1,047)      (36,645)
Tech Data Corporation*                        (717)      (35,895)
Usa Networks, Inc.*                         (1,802)      (35,026)
Quantum Corporation*                        (2,201)      (34,941)
Reuters Hldgs, PLC-Sponsor ADR                (693)      (34,477)
Adobe Systems, Inc.                           (977)      (33,890)
Pacificare Health System                      (447)      (33,302)
Food Lion, Inc.                             (3,411)      (33,257)
Synopsys, Inc.                                (988)      (32,913)
Molex, Inc.                                 (1,115)      (32,335)
Immunex Corporation                           (583)      (32,284)
Netscape, Inc.*                             (1,454)      (31,806)
Apollo Group, Inc.*                         (1,134)      (31,610)
KLA-Tencor Corporation*                     (1,255)      (31,218)

                                                          MARKET
                                                           VALUE
                                            SHARES      (NOTE 1)
                                         ---------  ------------
Northwest Airlines Corporation Class A*     (1,187) $    (29,749)
McCormick & Company                           (934)      (27,144)
Herman Miller, Inc.                         (1,278)      (25,241)
Fore Systems, Inc.*                         (1,513)      (25,154)
Stewart Enterprises                         (1,371)      (22,964)
Cracker Barrel Old Country Store, Inc.        (916)      (20,839)
Ross Stores, Inc.                             (692)      (19,809)
Cambridge Technology Partners, Inc.*          (830)      (18,519)
Autodesk, Inc.                                (683)      (17,929)
General Nutrition Companies*                (1,068)      (11,545)
                                                    ------------
    Total Common Stocks (Proceeds
      $15,949,079)                                   (16,052,113)
                                                    ------------

--------------------------------------------------------------------------------

                                                          UNREALIZED
                                                                LOSS
                                         CONTRACTS          (NOTE 1)
                                         ---------   ---------------
FUTURES CONTRACTS SOLD
NASDAQ 100 Futures Contract Expiring
  December 1998
  (Proceeds $3,442,811)                        (27)  $      (234,589)
                                                     ---------------
                                                     ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                                                               U.S.
                                                                         GOVERNMENT
                                                                              MONEY     OVER-THE-
                                                 NOVA          URSA          MARKET       COUNTER
                                                 FUND          FUND            FUND          FUND
                                         ------------  ------------  --------------  ------------
ASSETS
  Repurchase Agreements                  $130,600,000  $ 64,700,000  $  183,100,000  $  5,200,000
  Investment Securities                   474,058,671   557,208,031     803,202,941   491,986,583
                                         ------------  ------------  --------------  ------------
  Securities at Value (Note 1)--See
    Accompanying Schedules                604,658,671   621,908,031     986,302,941   497,186,583
  Receivable for Securities Sold           42,235,827            --              --    62,808,857
  Receivable for Futures Contracts
    Settlement                                     --    15,941,275              --            --
  Investment Income Receivable                226,522            --         416,409        14,487
  Cash in Custodian Bank                    1,513,338     1,491,388          42,536        26,701
  Cash on Deposit with Broker                      --            --              --       196,283
  Receivable for Shares Purchased          13,513,621    68,948,115     199,540,796    13,452,415
  Unamortized Organization Costs (Note
    1)                                             --         4,172           2,342         1,247
  Other Assets                                     --        24,591         115,500         1,705
                                         ------------  ------------  --------------  ------------
    Total Assets                          662,147,979   708,317,572   1,186,420,524   573,688,278
                                         ------------  ------------  --------------  ------------
LIABILITIES
  Payable for Futures Contracts
    Settlement                              4,677,141            --              --        86,875
  Liability for Shares Redeemed            74,807,130    32,558,582      64,969,228    75,953,911
  Dividends Payable                                --            --          17,462            --
  Investment Advisory Fee Payable             267,555       770,095         388,038       222,005
  Transfer Agent Fee Payable                   89,185       213,915         153,023        60,377
  Other Liabilities                           438,707       530,416         365,625       410,623
                                         ------------  ------------  --------------  ------------
    Total Liabilities                      80,279,718    34,073,008      65,893,376    76,733,791
                                         ------------  ------------  --------------  ------------
NET ASSETS                               $581,868,261  $674,244,564  $1,120,527,148  $496,954,487
                                         ------------  ------------  --------------  ------------
                                         ------------  ------------  --------------  ------------
INVESTOR CLASS:
Net Assets                               $581,868,261  $674,222,870  $  653,280,586  $496,954,388
Shares Outstanding                         22,746,898    62,330,847     653,298,245    16,148,064
Net Asset Value Per Share                      $25.58        $10.82           $1.00        $30.77
ADVISOR CLASS:
Net Assets                                        N/A  $     21,694  $  467,246,562  $         99
Shares Outstanding                                            2,009     467,233,490             3
Net Asset Value Per Share                                    $10.80           $1.00        $30.77

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1998

--------------------------------------------------------------------------------

                                            PRECIOUS         U.S.
                                              METALS   GOVERNMENT         JUNO       ARKTOS
                                                FUND    BOND FUND         FUND         FUND
                                         -----------  -----------  -----------  -----------
ASSETS
  Repurchase Agreements                  $   300,000  $ 1,100,000  $ 3,000,000  $ 5,100,000
  Investment Securities                   35,358,064   66,911,991    7,021,296    8,989,208
                                         -----------  -----------  -----------  -----------
  Securities at Value (Note 1)--See
    Accompanying Schedules                35,658,064   68,011,991   10,021,296   14,089,208
  Receivable--Short Sales Open                    --           --           --   15,949,079
  Receivable for Futures Contract
    Settlement                                    --           --           --       86,661
  Premium Receivable for Written
    Options                                       --           --           --           --
  Investment Income Receivable                11,615      393,628          454          772
  Cash in Custodian Bank                      87,707       86,337       51,856       45,472
  Cash on Deposit with Broker                     --           --      423,573    6,791,496
  Receivable for Shares Purchased          4,157,583    4,904,498    1,610,207    5,585,863
  Unamortized Organization Costs (Note
    1)                                         1,673        1,045        9,637           --
  Other Assets                                     7           11           --           --
                                         -----------  -----------  -----------  -----------
    Total Assets                          39,916,639   73,397,510   12,117,023   42,548,551
                                         -----------  -----------  -----------  -----------
LIABILITIES
  Payable for Securities Purchased         1,249,932    1,246,406           --           --
  Payable for Futures Contracts
    Settlement                                    --           --       97,126           --
  Short Sale at Market Value                      --           --           --   16,052,113
  Liability for Shares Redeemed            3,010,713    3,232,428      274,916    6,816,528
  Dividends Payable                               --        9,544           --
  Investment Advisory Fee Payable             18,237       24,240        9,168        9,183
  Transfer Agent Fee Payable                   4,863        9,696        2,547        2,449
  Other Liabilities                           44,901       64,056       22,143        3,631
                                         -----------  -----------  -----------  -----------
    Total Liabilities                      4,328,646    4,586,370      405,900   22,883,904
                                         -----------  -----------  -----------  -----------
NET ASSETS                               $35,587,993  $68,811,140  $11,711,123  $19,664,647
                                         -----------  -----------  -----------  -----------
                                         -----------  -----------  -----------  -----------
INVESTOR CLASS:
Net Assets                               $35,587,993  $68,811,140  $11,711,123  $19,664,647
Shares Outstanding                         6,792,880    5,928,927    1,470,487    1,479,275
Net Asset Value Per Share                      $5.24       $11.61        $7.96       $13.29

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                             Six Months Ended September 30, 1998

--------------------------------------------------------------------------------

                                                                            U.S.
                                                                      GOVERNMENT    OVER-THE-
                                                                           MONEY      COUNTER
                                             NOVA FUND    URSA FUND  MARKET FUND         FUND
                                         -------------  -----------  -----------  -----------
INVESTMENT INCOME
  Interest                               $  11,831,126  $13,811,959  $18,504,604  $   183,225
  Dividends                                    348,010           --           --      164,373
                                         -------------  -----------  -----------  -----------
    Total Income                            12,179,136   13,811,959   18,504,604      347,598
                                         -------------  -----------  -----------  -----------
EXPENSES
  Advisory Fees (Note 4)                     2,723,025    2,517,880    1,607,843    1,497,928
  Transfer Agent Fees (Note 4)                 895,879      699,411      643,137      399,447
  Audit and Outside Services                    41,242       21,329       29,397       18,877
  Accounting Fees (Note 4)                      95,903       60,859       73,788       58,641
  Legal                                         28,425       13,861       19,937       12,680
  Organizational Expenses                       93,781       28,586       32,041       40,237
  Registration Fees                             63,996       78,083       57,470       71,342
  Custodian Fees                               148,628      114,271      165,051       97,181
  Distribution Fees--Advisor Class
    (Note 4)                                        --       62,356      226,372          378
  Servicing Fees--Advisor Class (Note
    4)                                              --       62,356      226,372          378
  Miscellaneous                                661,782      487,826      268,382      460,414
                                         -------------  -----------  -----------  -----------
    Total Expenses                           4,752,661    4,146,818    3,349,790    2,657,503
    Custodian Fees Paid Indirectly
      (Note 5)                                  68,330       64,056       91,354           --
                                         -------------  -----------  -----------  -----------
    Net Expenses                             4,684,331    4,082,762    3,258,436    2,657,503
                                         -------------  -----------  -----------  -----------
Net Investment Income                        7,494,805    9,729,197   15,246,168   (2,309,905)
                                         -------------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                         82,358      271,052       (4,720)  (7,423,590)
  Written Options                          (32,054,468)    (619,200)          --      322,697
  Futures Contracts                        (20,598,185)  20,923,805           --      235,674
                                         -------------  -----------  -----------  -----------
    Total Net Realized Gain (Loss)         (52,570,295)  20,575,657       (4,720)  (6,865,219)
Net Change in Unrealized Appreciation
  (Depreciation) On Investments            (63,154,231)  11,029,920           --   23,205,075
                                         -------------  -----------  -----------  -----------
Net Gain (Loss) on Investments            (115,724,526)  31,605,577       (4,720)  16,339,856
                                         -------------  -----------  -----------  -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $(108,229,721) $41,334,774  $15,241,448  $14,029,951
                                         -------------  -----------  -----------  -----------
                                         -------------  -----------  -----------  -----------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                             Six Months Ended September 30, 1998

--------------------------------------------------------------------------------

                                            PRECIOUS        U.S.
                                              METALS  GOVERNMENT                    ARKTOS
                                                FUND   BOND FUND    JUNO FUND        FUND*
                                         -----------  ----------  -----------  -----------
INVESTMENT INCOME
  Interest                               $    21,638  $  786,944  $   331,826  $    44,204
  Dividends                                   81,539          --           --           --
                                         -----------  ----------  -----------  -----------
    Total Income                             103,177     786,944      331,826       44,204
                                         -----------  ----------  -----------  -----------
EXPENSES
  Advisory Fees (Note 2)                     107,188      77,396       57,562        9,183
  Transfer Agent Fees (Note 2)                28,583      30,959       15,989        2,449
  Audit and Outside Services                   1,659       1,225          655           --
  Accounting Fees (Note 4)                    13,491      12,652       10,000           --
  Legal                                        1,223         722          448           --
  Organizational Expenses                      3,422       2,081        4,425           --
  Registration Fees                            5,710       3,086        1,055           42
  Custodian Fees                              12,557       5,037        4,667           --
  Miscellaneous                               43,125      50,858       14,391        3,631
                                         -----------  ----------  -----------  -----------
    Total Expenses                           216,958     184,016      109,192       15,305
    Custodian Fees Paid Indirectly
      (Note 5)                                 1,532         803        2,604           --
                                         -----------  ----------  -----------  -----------
    Net Expenses                             215,426     183,213      106,588       15,305
                                         -----------  ----------  -----------  -----------
Net Investment Income (Loss)                (112,249)    603,731      225,238       28,899
                                         -----------  ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities                   (5,681,955)  1,516,156           --           --
  Written Options                            (32,161)    174,393      (38,539)          --
  Futures Contracts                               --          --   (1,203,258)    (191,855)
  Securities Sold Short                           --          --           --   (1,159,417)
                                         -----------  ----------  -----------  -----------
    Total Net Realized Gain (Loss)        (5,714,116)  1,690,549   (1,241,797)  (1,351,272)
Net Change in Unrealized Appreciation/
  (Depreciation) on Investments            1,702,960   3,821,013     (175,741)    (337,623)
                                         -----------  ----------  -----------  -----------
                                          (4,011,156)  5,511,562   (1,417,538)  (1,688,895)
                                         -----------  ----------  -----------  -----------
Net Increase (Decrease) in Net Assets
  from Operations                        $(4,123,405) $6,115,293  $(1,192,300) $(1,659,996)
                                         -----------  ----------  -----------  -----------
                                         -----------  ----------  -----------  -----------

    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       NOVA FUND                                 URSA FUND
                                         --------------------------------------   ----------------------------------------
                                                   SIX MONTHS                               SIX MONTHS
                                          ENDED SEPTEMBER 30,        YEAR ENDED    ENDED SEPTEMBER 30,          YEAR ENDED
                                                         1998     MARCH 31,1998                   1998       MARCH 31,1998
                                         --------------------   ---------------   --------------------   -----------------
                                                    UNAUDITED                                UNAUDITED
FROM INVESTMENT ACTIVITIES
  Net Investment Income                      $      7,494,805   $    14,837,385       $      9,729,197   $      10,439,890
  Net Realized Gain (Loss) on
    Investments                                   (52,570,295)      188,136,498             20,575,657        (109,079,393)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                 (63,154,231)       36,083,994             11,029,920         (36,070,499)
                                         --------------------   ---------------   --------------------   -----------------
Net Increase (Decrease) in Net Assets
  from Operations                                (108,229,721)      239,057,877             41,334,774        (134,710,002)
                                         --------------------   ---------------   --------------------   -----------------
Distributions to Shareholders
  From Net Investment Income (Note 1)                      --                --                     --          (1,305,283)
  From Realized Gain on Investments                        --        (1,480,654)                    --                  --
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 8)              (296,148,633)      566,739,695            378,684,570        (192,047,007)
                                         --------------------   ---------------   --------------------   -----------------
  Net Increase (Decrease) in Net Assets          (404,378,354)      804,316,918            420,019,344        (328,062,292)
                                         --------------------   ---------------   --------------------   -----------------
NET ASSETS--Beginning of Period                   986,246,615       181,929,697            254,225,220         582,287,512
                                         --------------------   ---------------   --------------------   -----------------
NET ASSETS--End of Period                    $    581,868,261   $   986,246,615       $    674,244,564   $     254,225,220
                                         --------------------   ---------------   --------------------   -----------------
                                         --------------------   ---------------   --------------------   -----------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT
                                                   MONEY MARKET FUND                     OVER-THE-COUNTER FUND
                                         -------------------------------------   -------------------------------------
                                            SIX MONTHS ENDED        YEAR ENDED      SIX MONTHS ENDED        YEAR ENDED
                                          SEPTEMBER 30, 1998    MARCH 31, 1998    SEPTEMBER 30, 1998    MARCH 31, 1998
                                         -------------------   ---------------   -------------------   ---------------
                                                   UNAUDITED                               UNAUDITED
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)              $     15,246,168     $  12,372,829       $    (2,309,905)    $  (1,957,250)
  Net Realized Gain (Loss) on
    Investments                                       (4,720)           (8,594)           (6,865,219)       47,009,145
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                         --                --            23,205,075        57,345,453
                                         -------------------   ---------------   -------------------   ---------------
Net Increase in Net Assets from
  Operations                                      15,241,448        12,364,235            14,029,951       102,397,348
                                         -------------------   ---------------   -------------------   ---------------
Distributions to Shareholders
  From Net Investment Income (Note 1)            (15,305,544)      (12,303,858)                   --                --
  From Realized Gain on Investments                       --                --                    --        (1,017,455)
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 8)              867,296,520       (30,318,479)           33,130,803       296,135,642
                                         -------------------   ---------------   -------------------   ---------------
  Net Increase (Decrease) in Net Assets          867,232,424       (30,258,102)           47,160,754       397,515,535
                                         -------------------   ---------------   -------------------   ---------------
NET ASSETS--Beginning of Period                  253,294,724       283,552,826           449,793,733        52,278,198
                                         -------------------   ---------------   -------------------   ---------------
NET ASSETS--End of Period                   $  1,120,527,148     $ 253,294,724       $   496,954,487     $ 449,793,733
                                         -------------------   ---------------   -------------------   ---------------
                                         -------------------   ---------------   -------------------   ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  PRECIOUS METALS FUND                  U.S. GOVERNMENT BOND FUND
                                         --------------------------------------   --------------------------------------
                                                   SIX MONTHS                               SIX MONTHS
                                          ENDED SEPTEMBER 30,        YEAR ENDED    ENDED SEPTEMBER 30,        YEAR ENDED
                                                         1998    MARCH 31, 1998                   1998    MARCH 31, 1998
                                         --------------------   ---------------   --------------------   ---------------
                                                    UNAUDITED                                UNAUDITED
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)                $      (112,249)    $      14,138        $       603,731     $     836,197
  Net Realized Gain (Loss) on
    Investments                                    (5,714,116)      (14,349,828)             1,690,549         2,555,601
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                   1,702,960         4,609,432              3,821,013           312,595
                                         --------------------   ---------------   --------------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations                                  (4,123,405)       (9,726,258)             6,115,293         3,704,393
                                         --------------------   ---------------   --------------------   ---------------
Distributions to Shareholders
  From Net Investment Income (Note 1)                      --                --               (615,020)         (795,589)
  Net Increase in Net Assets from
    Shares Transactions (Note 8)                    5,173,186        20,584,331             42,803,067        14,297,344
                                         --------------------   ---------------   --------------------   ---------------
Net Increase in Net Assets                          1,049,781        10,858,073             48,303,340        17,206,148
                                         --------------------   ---------------   --------------------   ---------------
NET ASSETS--Beginning of Period                    34,538,212        23,680,139             20,507,800         3,301,652
                                         --------------------   ---------------   --------------------   ---------------
NET ASSETS--End of Period                     $    35,587,993     $  34,538,212        $    68,811,140     $  20,507,800
                                         --------------------   ---------------   --------------------   ---------------
                                         --------------------   ---------------   --------------------   ---------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       JUNO FUND                      ARKTOS FUND
                                         --------------------------------------   --------------------
                                                   SIX MONTHS                                   PERIOD
                                          ENDED SEPTEMBER 30,        YEAR ENDED    ENDED SEPTEMBER 30,
                                                         1998    MARCH 31, 1998                  1998*
                                         --------------------   ---------------   --------------------
                                                    UNAUDITED                                UNAUDITED
FROM INVESTMENT ACTIVITIES
  Net Investment Income                       $       225,238     $     633,933        $        28,899
  Net Realized Gain (Loss) on
    Investments                                    (1,241,797)       (2,278,841)            (1,351,272)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                    (175,741)         (794,967)              (337,623)
                                         --------------------   ---------------   --------------------
Net (Decrease) in Net Assets from
  Operations                                       (1,192,300)       (2,439,875)            (1,659,996)
                                         --------------------   ---------------   --------------------
Distributions to Shareholders
  From Net Investment Income (Note 1)                      --          (128,263)                    --
Net Increase (Decrease) in Net Assets
  from Shares Transactions (Note 8)                    16,295       (17,121,999)            21,324,643
                                         --------------------   ---------------   --------------------
  Net Increase (Decrease) in Net Assets            (1,176,005)      (19,690,137)            19,664,647
                                         --------------------   ---------------   --------------------
NET ASSETS--Beginning of Period                    12,887,128        32,577,265                     --
                                         --------------------   ---------------   --------------------
NET ASSETS--End of Period                     $    11,711,123     $  12,887,128        $    19,664,647
                                         --------------------   ---------------   --------------------
                                         --------------------   ---------------   --------------------

* COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          NOVA FUND
                                         ---------------------------------------------------------------------------
                                                                       INVESTOR CLASS
                                         ---------------------------------------------------------------------------
                                            SIX MONTHS         YEAR       PERIOD        YEAR        YEAR      PERIOD
                                                 ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,    MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                                  1998         1998         1997        1996        1995       1994*
                                         -------------   ----------   ----------   ---------   ---------   ---------
                                             UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $       29.82    $   17.89   $    15.68   $   11.81    $   9.77    $  10.01
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Investment Income                            .31          .59          .35         .56         .28         .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                       (4.55)       11.39         2.19        3.31        2.88        (.25)
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations              (4.24)       11.98         2.54        3.87        3.16        (.24)
  Dividends to Shareholders from Net
    Investment Income                              .00          .00          .00         .00        (.29)        .00
  Distributions to Shareholders from
    Net Realized Capital Gain                      .00         (.05)        (.33)        .00        (.83)        .00
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                        (4.24)       11.93         2.21        3.87        2.04        (.24)
                                         -------------   ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD           $       25.58    $   29.82   $    17.89   $   15.68    $  11.81    $   9.77
                                         -------------   ----------   ----------   ---------   ---------   ---------
                                         -------------   ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                       (14.22)%       67.02%     20.92%**      32.77%      32.65%     (2.47)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.33%**        1.13%      1.19%**          --          --          --
  Net Expenses                                 1.31%**        1.11%      1.16%**       1.31%       1.43%     1.73%**
  Net Investment Income                        2.09%**        2.42%      2.69%**       3.14%       2.62%     1.05%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                          0%           0%           0%          0%          0%          0%
Net Assets, End of Period (000's
  omitted)                                    $581,868     $986,247     $181,930    $224,541     $62,916     $77,914

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JULY 12, 1993--NOVA FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA, URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          URSA FUND
                                         ---------------------------------------------------------------------------
                                                                       INVESTOR CLASS
                                         ---------------------------------------------------------------------------
                                            SIX MONTHS         YEAR       PERIOD        YEAR        YEAR      PERIOD
                                                 ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                         SEPTEMBER 30,    MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                                  1998         1998         1997        1996        1995       1994*
                                         -------------   ----------   ----------   ---------   ---------   ---------
                                             UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD     $        9.92    $   14.04    $   15.10   $   17.58   $   21.08   $   20.00
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Investment Income                            .11          .38          .34         .60         .70         .02
  Net Realized and Unrealized Gains
    (Losses) on Securities                         .79        (4.46)       (1.36)      (3.08)      (3.56)       1.06
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                .90        (4.08)       (1.02)      (2.48)      (2.86)       1.08
  Dividends to Shareholders from Net
    Investment Income                              .00         (.04)        (.04)        .00        (.64)        .00
                                         -------------   ----------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                          .90        (4.12)       (1.06)      (2.48)      (3.50)       1.08
                                         -------------   ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD           $       10.82    $    9.92    $   14.04   $   15.10   $   17.58   $   21.08
                                         -------------   ----------   ----------   ---------   ---------   ---------
                                         -------------   ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                          9.07%     (29.06)%    (8.98)%**    (14.11)%    (14.08)%      10.89%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.42%**        1.36%      1.36%**
  Net Expenses                                 1.40%**        1.34%      1.34%**       1.39%       1.39%     1.67%**
  Net Investment Income                        3.48%**        3.18%      3.21%**       3.38%       3.50%     1.43%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                          0%           0%           0%          0%          0%          0%
Net Assets, End of Period (000's
  omitted)                                    $674,223     $254,225     $582,288    $192,553    $127,629    $110,899

Effective after the close of business on August 14, 1998, the Ursa Fund Investor Class shares underwent a 1-for-2 reverse split. The effect of this transaction was to reduce the number of outstanding shares in this class by one half, while doubling the price per share. The price per share prior to the reverse split was $5.25; after the reverse split, the price per share was $10.50. There was no change in the aggregate market value of the outstanding shares as a result of this transaction. All shares and per share data have been restated to reflect the reverse split of issued and outstanding shares.

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JANUARY 7, 1994--URSA FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA, URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                                         ----------------------------------------------------------------------------
                                             SIX MONTHS         YEAR       PERIOD        YEAR        YEAR      PERIOD
                                                  ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                          SEPTEMBER 30,    MARCH 31,    MARCH 31,    JUNE 30,    JUNE 30,    JUNE 30,
                                                   1998         1998         1997        1996        1995       1994*
                                         --------------   ----------   ----------   ---------   ---------   ---------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD        $      1.00    $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                         --------------   ----------   ----------   ---------   ---------   ---------
  Net Investment Income                             .02          .04          .03         .04         .04         .01
                                         --------------   ----------   ----------   ---------   ---------   ---------
  Net Increase in Net Asset Value
    Resulting from Operations                       .02          .04          .03         .04         .04         .01
  Dividends to Shareholders from Net
    Investment Income                              (.02)        (.04)        (.03)       (.04)       (.04)       (.01)
                                         --------------   ----------   ----------   ---------   ---------   ---------
  Net Increase in Net Asset Value                   .00          .00          .00         .00         .00         .00
                                         --------------   ----------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD              $      1.00    $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                         --------------   ----------   ----------   ---------   ---------   ---------
                                         --------------   ----------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                           2.42%        4.69%      4.39%**       4.60%       4.43%       2.47%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                0.86%**        0.89%      0.86%**
  Net Expenses                                  0.84%**        0.89%      0.86%**       0.99%       0.89%     1.16%**
  Net Investment Income                         4.72%**        4.37%      4.06%**       4.18%       4.23%     2.34%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                           0%           0%           0%          0%          0%          0%
Net Assets, End of Period (000's
  omitted)                                  $   653,281    $ 253,295    $ 283,553   $ 153,925   $ 284,198     $88,107

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    * COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993--U.S. GOVERNMENT MONEY MARKET FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      OVER-THE-COUNTER FUND
                                         -------------------------------------------------------------------------------
                                                                         INVESTOR CLASS
                                         -------------------------------------------------------------------------------
                                             SIX MONTHS         YEAR       PERIOD         YEAR         YEAR       PERIOD
                                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                          SEPTEMBER 30,    MARCH 31,    MARCH 31,     JUNE 30,     JUNE 30,     JUNE 30,
                                                   1998         1998         1997         1996         1995        1994*
                                         --------------   ----------   ----------   ----------   ----------   ----------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD             $27.68       $17.93       $15.16       $12.22        $8.76       $10.00
                                         --------------   ----------   ----------   ----------   ----------   ----------
  Net Investment Income (Loss)                     (.17)        (.14)         .01          .06          .14          .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                         3.26         9.99         2.84         3.24         4.17        (1.25)
                                         --------------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                3.09         9.85         2.85         3.30         4.31        (1.24)
                                         --------------   ----------   ----------   ----------   ----------   ----------
  Dividends to Shareholders from Net
    Investment Income                               .00          .00         (.07)         .00         (.12)         .00
  Distributions to Shareholders from
    Net Realized Capital Gain                       .00         (.10)        (.01)        (.36)        (.73)         .00
                                         --------------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease) in Net Asset
    Value                                          3.09         9.75         2.77         2.94         3.46        (1.24)
                                         --------------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE--END OF PERIOD                   $30.77       $27.68       $17.93       $15.16       $12.22        $8.76
                                         --------------   ----------   ----------   ----------   ----------   ----------
                                         --------------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN                          11.16%       55.05%     24.77%**       26.44%       49.00%     (30.17)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.33%**        1.13%      1.27%**
  Net Expenses                                  1.33%**        1.13%      1.27%**        1.33%        1.41%      1.97%**
  Net Investment Income                       (1.15)%**      (0.58)%      0.08%**        0.44%        1.34%      1.69%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      533.01%      971.80%    1,140.35%    2,578.56%    2,241.00%    1,171.00%
Net Assets, End of Period (000's
  omitted)                                     $496,954     $449,794      $52,278      $48,716      $61,948      $30,695

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: FEBRUARY 14, 1994--OVER-THE-COUNTER FUND,
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PRECIOUS METALS FUND
                                         ------------------------------------------------------------------------------------
                                                                            INVESTOR CLASS
                                         ------------------------------------------------------------------------------------
                                             SIX MONTHS         YEAR         PERIOD          YEAR          YEAR        PERIOD
                                                  ENDED        ENDED          ENDED         ENDED         ENDED         ENDED
                                          SEPTEMBER 30,    MARCH 31,      MARCH 31,      JUNE 30,      JUNE 30,      JUNE 30,
                                                   1998         1998           1997          1996          1995         1994*
                                         --------------   ----------   ------------   -----------   -----------   -----------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD              $5.82        $7.64          $9.05         $8.73         $8.29        $10.00
                                         --------------   ----------   ------------   -----------   -----------   -----------
  Net Investment Income                            (.02)         .00            .00           .00           .10           .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                         (.56)       (1.82)         (1.41)          .32           .43         (1.72)
                                         --------------   ----------   ------------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                (.58)       (1.82)         (1.41)          .32           .53         (1.71)
  Dividends to Shareholders from Net
    Investment Income                               .00          .00            .00           .00          (.09)          .00
                                         --------------   ----------   ------------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Asset
    Value                                          (.58)       (1.82)         (1.41)          .32           .44         (1.71)
                                         --------------   ----------   ------------   -----------   -----------   -----------
NET ASSET VALUE--END OF PERIOD                    $5.24        $5.82          $7.64         $9.05         $8.73         $8.29
                                         --------------   ----------   ------------   -----------   -----------   -----------
                                         --------------   ----------   ------------   -----------   -----------   -----------
TOTAL INVESTMENT RETURN                         (9.97)%     (23.82)%     (20.77)%**         3.67%         6.21%      (29.27)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.58%**        1.42%        1.49%**
  Net Expenses                                  1.57%**        1.41%        1.45%**         1.33%         1.38%       2.06%**
  Net Investment Income                       (0.79)%**        0.05%        0.00%**       (0.01)%         1.15%       1.23%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      456.30%      752.05%        743.33%     1,036.37%     1,765.00%     2,728.00%
Net Assets, End of Period (000's
  omitted)                                      $35,588      $34,538        $23,680       $36,574       $40,861        $1,526

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: DECEMBER 1, 1993--PRECIOUS METALS FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT BOND FUND
                                         ---------------------------------------------------------------------------------------
                                                                             INVESTOR CLASS
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS           YEAR         PERIOD         YEAR           YEAR         PERIOD
                                                  ENDED          ENDED          ENDED        ENDED          ENDED          ENDED
                                          SEPTEMBER 30,      MARCH 31,      MARCH 31,     JUNE 30,       JUNE 30,       JUNE 30,
                                                   1998           1998           1997         1996           1995          1994*
                                         --------------   ------------   ------------   ----------   ------------   ------------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD             $10.04          $8.52          $8.97        $9.55          $8.24         $10.00
                                         --------------   ------------   ------------   ----------   ------------   ------------
  Net Investment Income                             .21            .45            .34          .46            .39            .02
  Net Realized and Unrealized Gains
    (Losses) on Securities                         1.57           1.50           (.45)        (.45)          1.17          (1.76)
                                         --------------   ------------   ------------   ----------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                1.78           1.95           (.11)         .01           1.56          (1.74)
  Dividends to Shareholders from Net
    Investment Income                              (.21)          (.43)          (.34)        (.46)          (.25)          (.02)
  Distributions to Shareholders from
    Net Realized Capital Gain                       .00            .00            .00         (.13)           .00            .00
                                         --------------   ------------   ------------   ----------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value                                          1.57           1.52           (.45)        (.58)          1.31          (1.76)
                                         --------------   ------------   ------------   ----------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                   $11.61         $10.04          $8.52        $8.97          $9.55          $8.24
                                         --------------   ------------   ------------   ----------   ------------   ------------
                                         --------------   ------------   ------------   ----------   ------------   ------------
TOTAL INVESTMENT RETURN                          17.91%         24.72%      (0.46)%**      (1.48)%         18.97%       (32.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.19%**          1.13%        1.51%**
  Net Expenses                                  1.18%**          1.11%        1.49%**        1.26%          2.26%        3.05%**
  Net Investment Income                         3.89%**          4.65%        5.06%**        4.73%          4.64%        3.39%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      649.75%      1,496.21%        962.17%      780.30%      3,452.59%      1,290.00%
Net Assets, End of Period (000's
  omitted)                                      $68,811        $20,508         $3,302      $18,331         $2,592         $1,564

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: JANUARY 3, 1994--U.S.GOVERNMENT BOND FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    JUNO FUND
                                         ---------------------------------------------------------------
                                                                 INVESTOR CLASS
                                         ---------------------------------------------------------------
                                             SIX MONTHS         YEAR      PERIOD        YEAR      PERIOD
                                                  ENDED        ENDED       ENDED       ENDED       ENDED
                                          SEPTEMBER 30,    MARCH 31,   MARCH 31,    JUNE 30,    JUNE 30,
                                                   1998         1998        1997        1996       1995*
                                         --------------   ----------   ---------   ---------   ---------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD              $8.65        $9.69       $9.47       $9.08      $10.00
                                         --------------   ----------   ---------   ---------   ---------
  Net Investment Income                             .15          .16         .25         .34         .14
  Net Realized and Unrealized Gains
    (Losses) on Securities                         (.84)       (1.12)        .00         .05       (1.06)
                                         --------------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                (.69)        (.96)        .25         .39        (.92)
  Dividends to Shareholders from Net
    Investment Income                               .00         (.08)       (.03)        .00         .00
                                         --------------   ----------   ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset
    Value                                          (.69)       (1.04)        .22         .39        (.92)
                                         --------------   ----------   ---------   ---------   ---------
NET ASSET VALUE--END OF PERIOD                    $7.96        $8.65       $9.69       $9.47       $9.08
                                         --------------   ----------   ---------   ---------   ---------
                                         --------------   ----------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN                         (7.98)%      (9.92)%     3.75%**       4.30%     (9.20)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.71%**        1.61%     1.60%**
  Net Expenses                                  1.67%**        1.59%     1.58%**       1.64%     1.50%**
  Net Investment Income                         3.53%**        3.55%     3.51%**       3.63%     1.32%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                           0%           0%          0%          0%          0%
Net Assets, End of Period (000's
  omitted)                                      $11,711      $12,887     $32,577     $18,860      $4,301

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: MARCH 3, 1995--JUNO FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA , URSA, AND JUNO FUNDS TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          ARKTOS FUND*
                                         --------------
                                         INVESTOR CLASS
                                         --------------
                                                 PERIOD
                                                  ENDED
                                          SEPTEMBER 30,
                                                   1998
                                         --------------
                                              UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD             $15.00
                                         --------------
  Net Investment Income                             .02
  Net Realized and Unrealized Gains
    (Losses) on Securities                        (1.73)
                                         --------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations               (1.71)
  Dividends to Shareholders from Net
    Investment Income                               .00
                                         --------------
  Net Increase (Decrease) in Net Asset
    Value                                         (1.71)
                                         --------------
NET ASSET VALUE--END OF PERIOD                   $13.29
                                         --------------
                                         --------------
TOTAL INVESTMENT RETURN                        (11.40)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                1.26%**
  Net Expenses                                  1.26%**
  Net Investment Income                         2.38%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                      291.00%
Net Assets, End of Period (000's
  omitted)                                      $19,665

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998--ARKTOS FUND
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     ADVISOR CLASS
                                         -------------------------------------
                                          FOR THE PERIOD ENDED SEPTEMBER 30,
                                                         1998*
                                         -------------------------------------
                                                             U.S.
                                                       GOVERNMENT
                                                            MONEY    OVER-THE-
                                               URSA        MARKET      COUNTER
                                               FUND          FUND         FUND
                                         ----------   -----------   ----------
                                          UNAUDITED     UNAUDITED    UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD         $10.25         $1.00       $30.52
                                         ----------   -----------   ----------
  Net Investment Income                         .05           .02          .00
  Net Realized and Unrealized Gains
    (Losses) on Securities                      .50           .00          .25
                                         ----------   -----------   ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations             .55           .02          .25
  Dividends to Shareholders from Net
    Investment Income                           .00          (.02)         .00
                                         ----------   -----------   ----------
  Net Increase (Decrease) in Net Asset
    Value                                       .55           .00          .25
                                         ----------   -----------   ----------
NET ASSET VALUE--END OF PERIOD               $10.80         $1.00       $30.77
                                         ----------   -----------   ----------
                                         ----------   -----------   ----------
TOTAL INVESTMENT RETURN                       5.37%         2.16%         .82%
RATIOS TO AVERAGE NET ASSETS**
  Gross Expenses**                            2.00%         1.39%        1.46%
  Net Expenses**                              1.97%         1.36%        1.46%
  Net Investment Income**                     3.19%         4.19%       (0.26%)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***                       0%            0%      533.01%
Net Assets, End of Period (000's
  omitted)                                      $22      $467,247          $--

    + THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.
    * COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND; AUGUST 5, 1998--URSA FUND, SEPTEMBER 22, 1998--OVER-THE-COUNTER FUND.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust consists of twenty two separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, and the Arktos Fund, as well as fourteen Sector Funds. The Sector Funds became available to investors on April 1, 1998, with individual Sector Funds commencing operations at various dates through July, 1998. In conjunction with the offering of the Sector Funds, the Trust also initiated the addition of a second class of shares. The original shares of previously existing Funds became known as the Investor Class Shares, with the second class being known as the Advisor Class Shares. The Advisor Class carries additional fees in an annual amount of one half of one percent (0.50%) of the average net assets of the Advisor Class. In addition to the Sector Funds Advisor Class, the U.S. Government Money Market Fund, the Ursa Fund, and the Over-the-Counter Fund commenced operations in the Advisor Class during the period ended September 30, 1998. These financial statements include the eight Funds named above. The Sector Funds are covered in a separate report. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust in the preparation of its financial statements.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period ended March 31, 1997, reflect nine months of activity.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are generally recorded on the day after the trade is executed. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund and the U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of cash or securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the cash or securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the individual Funds in connection with their organization and registration prior to December 31, 1997, have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the individual Fund commenced its investment activities. Costs incurred subsequent to this date, and those related to the organization and registration of the Sector Funds and the Advisor Class of certain Funds, have been expensed as incurred.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs are charged directly to the specific Class, for example, distribution fees related to the Advisor Classes.

K. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  OPERATING POLICIES

The Trust utilizes futures contracts, options, options on futures contracts, and short sales of securities in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys options on futures contracts in furtherance of its investment objective to inversely correlate to the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the Philadelphia Stock Exchange Gold/Silver Index-TM- ("XAU Index"). The U. S. Government Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term U. S. Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year U. S. Treasury Bond. To meet this objective, Juno primarily buys put options on U. S. Treasury Bond futures and sells U. S. Treasury

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond futures. The Over-the-Counter Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ 100 Index-TM-. The Over-the-Counter Fund invests in securities included in the NASDAQ 100 Index-TM- and buys call options and sells put options on stock indexes. The Arktos Fund attempts to inversely correlate to the NASDAQ 100 Index-TM-. To do this, the Arktos Fund engages in short sales of the securities that comprise the NASDAQ 100 Index-TM-, as well as selling futures on the NASDAQ 100 Index-TM-. In addition the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, options on futures contracts, and short sales include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

3.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. As of September 30, 1998 the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Lehman Brothers, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

                                             RANGE OF
SECURITY TYPE                                   RATES     PAR VALUE  MARKET VALUE
---------------------------------------  ------------  ------------  ------------
United States Treasury Notes             5.25%-7.875%  $281,200,000  $297,604,261
United States Treasury Bonds                   8.875%  $ 69,910,000  $101,227,495

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of one half of one percent (0.50%) of the net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the net assets of the Nova Fund, the Precious Metals Fund, the Over-the-Counter Fund, and the Arktos Fund; and nine-tenths of one percent (0.90%) of the net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annualized rate, based on average daily net assets, of two-tenths of one percent (0.20%) of the net assets of the U.S. Government Money Market Fund, U.S. Government

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Fund, Precious Metals Fund, Over-the-Counter Fund, and the Arktos Fund; and one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund. The Trust paid PADCO Service Company, Inc. $325,334 in accounting fees for the above eight funds for the six month period ended September 30, 1998.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, PADCO Financial Services, Inc., (an affiliated entity), and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholders services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor will pay the Service Provider out of its fees.

5.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

6.  SECURITIES TRANSACTIONS

During the six months ended September 30, 1998 purchases and sales of investment securities were: (Unaudited)

                                                           U.S.
                                                           GOVERNMENT
                                                           MONEY                                     U.S.
                                                 NOVA  URSA MARKET      OVER-THE-     PRECIOUS   GOVERNMENT JUNO      ARKTOS
                                                 FUND  FUND FUND   COUNTER FUND  METALS FUND    BOND FUND  FUND       FUND*
                                         ------------  --  --  --------------  ------------  ------------  --  -----------
Purchases                                $174,594,443  $0  $0  $2,292,416,212  $132,793,542  $214,281,760  $0  $52,221,349
Sales                                    $        102  $0  $0  $2,257,216,429  $127,398,955  $215,459,365  $0  $35,112,006

The transactions shown above exclude short-term and temporary cash investments.

    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998--ARKTOS FUND

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.  NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At September 30, 1998 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was: (Unaudited)

                                                                             U.S.
                                                                       GOVERNMENT                                    U.S.
                                                 NOVA          URSA         MONEY     OVER-THE-     PRECIOUS   GOVERNMENT
                                                 FUND          FUND   MARKET FUND  COUNTER FUND  METALS FUND    BOND FUND
                                         ------------  ------------  ------------  ------------  -----------  -----------
Gross Unrealized Appreciation            $  3,487,694  $  6,447,900  $         --  $ 89,079,709  $ 6,287,018  $ 4,076,253
Gross Unrealized (Depreciation)           (36,426,599)           --            --    (1,735,952)    (249,459)          --
                                         ------------  ------------  ------------  ------------  -----------  -----------
Net Unrealized Appreciation/
  (Depreciation)                         $(32,938,905) $  6,447,900            --  $ 87,343,757  $ 6,037,559  $ 4,076,253
                                         ------------  ------------  ------------  ------------  -----------  -----------
                                         ------------  ------------  ------------  ------------  -----------  -----------
Cost of Investments for Federal Income
  Tax Purposes                           $637,597,576  $615,460,131  $986,302,941  $409,842,826  $29,620,505  $63,935,738


                                                JUNO       ARKTOS
                                                FUND         FUND
                                         -----------  -----------
Gross Unrealized Appreciation            $        --  $   177,385
Gross Unrealized (Depreciation)              (92,486)    (280,419)
                                         -----------  -----------
Net Unrealized Appreciation/
  (Depreciation)                         $   (92,486) $  (103,034)
                                         -----------  -----------
                                         -----------  -----------
Cost of Investments for Federal Income
  Tax Purposes                           $10,113,782  $14,089,208

8.  SHARE TRANSACTIONS

Transactions in shares for the six months ended September 30, 1998 were:
(Unaudited)

INVESTOR CLASS:

                                                                               U.S.
                                                                         GOVERNMENT                                    U.S.
                                                 NOVA          URSA           MONEY     OVER-THE-     PRECIOUS   GOVERNMENT
                                                 FUND          FUND     MARKET FUND  COUNTER FUND  METALS FUND    BOND FUND
                                         ------------  ------------  --------------  ------------  -----------  -----------
Shares Purchased                          204,197,101   706,531,444   9,165,343,272   130,966,598   48,011,696   35,115,308
Dividend Reinvestment                               0             0      11,334,959             0            0       52,819
                                         ------------  ------------  --------------  ------------  -----------  -----------
Total Purchased                           204,197,101   706,531,444   9,176,678,231   130,966,598   48,011,696   35,168,127
Reduction in Shares due to 1 for 2
  Reverse Stock Split (Note 12)                         (71,204,880)
Shares Redeemed                          (214,526,066) (624,279,012) (8,776,615,201) (131,067,544) (47,155,567) (31,282,369)
                                         ------------  ------------  --------------  ------------  -----------  -----------
Net Shares Purchased/ (Redeemed)          (10,328,965)   11,047,552     400,063,030      (100,946)     856,129    3,885,758
                                         ------------  ------------  --------------  ------------  -----------  -----------
                                         ------------  ------------  --------------  ------------  -----------  -----------


                                                JUNO      ARKTOS
                                                FUND       FUND*
                                         -----------  ----------
Shares Purchased                          15,316,627   6,719,239
Dividend Reinvestment                              0           0
                                         -----------  ----------
Total Purchased                           15,316,627   6,719,239
Reduction in Shares due to 1 for 2
  Reverse Stock Split (Note 12)
Shares Redeemed                          (15,335,866) (5,239,964)
                                         -----------  ----------
Net Shares Purchased/ (Redeemed)             (19,239)  1,479,275
                                         -----------  ----------
                                         -----------  ----------

    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADVISOR CLASS:

                                                                U.S.
                                                          GOVERNMENT
                                                URSA           MONEY     OVER-THE-
                                                FUND     MARKET FUND  COUNTER FUND
                                         -----------  --------------  ------------
Shares Purchased                          29,167,861   3,804,510,639       884,220
Dividend Reinvestment                              0       3,723,478             0
                                         -----------  --------------  ------------
Total Purchased                           29,167,861   3,808,234,117       884,220
Shares Redeemed                          (29,165,852) (3,341,000,627)     (884,217)
                                         -----------  --------------  ------------
Net Shares Purchased/(Redeemed)                2,009     467,233,490             3
                                         -----------  --------------  ------------
                                         -----------  --------------  ------------

Transactions in shares for the year ended March 31,1998 were:

INVESTOR CLASS:

                                                                               U.S.
                                                                         GOVERNMENT                                    U.S.
                                                 NOVA          URSA           MONEY     OVER-THE-     PRECIOUS   GOVERNMENT
                                                 FUND          FUND     MARKET FUND  COUNTER FUND  METALS FUND    BOND FUND
                                         ------------  ------------  --------------  ------------  -----------  -----------
Shares Purchased                          298,544,343   602,377,836   7,003,801,278   211,244,843   59,825,453   31,718,190
Dividend Reinvestment                          50,353       208,677      12,114,239        35,575           --       90,703
                                         ------------  ------------  --------------  ------------  -----------  -----------
Total Purchased                           298,594,696   602,586,513   7,015,915,517   211,280,418   59,825,453   31,808,893
Shares Redeemed                          (275,687,374) (634,264,432) (7,046,233,581) (197,947,783) (56,987,792) (30,153,060)
                                         ------------  ------------  --------------  ------------  -----------  -----------
Net Shares Purchased/(Redeemed)            22,907,322   (31,677,919)    (30,318,064)   13,332,635    2,837,661    1,655,833
                                         ------------  ------------  --------------  ------------  -----------  -----------
                                         ------------  ------------  --------------  ------------  -----------  -----------


                                                JUNO
                                                FUND
                                         -----------
Shares Purchased                          23,983,761
Dividend Reinvestment                         12,022
                                         -----------
Total Purchased                           23,995,783
Shares Redeemed                          (25,868,396)
                                         -----------
Net Shares Purchased/(Redeemed)           (1,872,613)
                                         -----------
                                         -----------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the six months ended September 30, 1998 were:
(Unaudited)

INVESTOR CLASS:

                                                                                      U.S.
                                                                                GOVERNMENT
                                                    NOVA             URSA            MONEY        OVER-THE-       PRECIOUS
                                                    FUND             FUND      MARKET FUND     COUNTER FUND    METALS FUND
                                         ---------------  ---------------  ---------------  ---------------  -------------
Shares Purchased                         $ 5,722,734,509  $ 4,562,173,947  $ 9,165,439,122  $ 3,750,764,948  $ 247,933,886
Purchased through Dividend Reinvestment               --               --       11,334,959               --             --
                                         ---------------  ---------------  ---------------  ---------------  -------------
Total Purchased                            5,722,734,509    4,562,173,947    9,176,774,081    3,750,764,948    247,933,886
Shares Redeemed                           (6,018,883,142)  (4,186,300,383)  (8,776,711,051)  (3,717,227,505)  (242,760,700)
                                         ---------------  ---------------  ---------------  ---------------  -------------
Net Shares Purchased/ (Redeemed)         $  (296,148,633) $   375,873,564  $   400,063,030  $    33,537,443  $   5,173,186
                                         ---------------  ---------------  ---------------  ---------------  -------------
                                         ---------------  ---------------  ---------------  ---------------  -------------


                                                  U.S.
                                            GOVERNMENT           JUNO        ARKTOS
                                             BOND FUND           FUND         FUND*
                                         -------------  -------------  ------------
Shares Purchased                         $ 370,525,983  $ 129,897,665  $ 92,117,925
Purchased through Dividend Reinvestment        568,078             --            --
                                         -------------  -------------  ------------
Total Purchased                            371,094,061    129,897,665    92,117,925
Shares Redeemed                           (328,290,994)  (129,881,370)  (70,793,282)
                                         -------------  -------------  ------------
Net Shares Purchased/ (Redeemed)         $  42,803,067  $      16,295  $ 21,324,643
                                         -------------  -------------  ------------
                                         -------------  -------------  ------------

ADVISOR CLASS:

                                                                   U.S.
                                                             GOVERNMENT
                                                  URSA            MONEY     OVER-THE-
                                                  FUND      MARKET FUND  COUNTER FUND
                                         -------------  ---------------  ------------
Shares Purchased                         $ 304,681,304  $ 3,804,510,639  $ 26,986,395
Purchased through Dividend Reinvestment             --        3,723,478            --
                                         -------------  ---------------  ------------
Total Purchased                            304,681,304    3,808,234,117    26,986,395
Shares Redeemed                           (301,870,298)  (3,341,000,627)  (27,393,035)
                                         -------------  ---------------  ------------
Net Shares Purchased/(Redeemed)          $   2,811,006  $   467,233,490  $   (406,640)
                                         -------------  ---------------  ------------
                                         -------------  ---------------  ------------

    *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended March 31, 1998 were:

                                                                                      U.S.
                                                                                GOVERNMENT
                                                    NOVA             URSA            MONEY        OVER-THE-       PRECIOUS
                                                    FUND             FUND      MARKET FUND     COUNTER FUND    METALS FUND
                                         ---------------  ---------------  ---------------  ---------------  -------------
Shares Purchased                         $ 7,141,740,122  $ 3,520,783,180  $ 7,003,800,863  $ 4,997,462,409  $ 386,233,985
Purchased through Dividend Reinvestment        1,289,557        1,133,118       12,114,239          861,979             --
                                         ---------------  ---------------  ---------------  ---------------  -------------
Total Purchased                            7,143,029,679    3,521,916,298    7,015,915,102    4,998,324,388    386,233,985
Shares Redeemed                           (6,576,289,984)  (3,713,963,305)  (7,046,233,581)  (4,702,188,746)  (365,649,654)
                                         ---------------  ---------------  ---------------  ---------------  -------------
Net Shares Purchased/ (Redeemed)         $   566,739,695  $  (192,047,007) $   (30,318,479) $   296,135,642  $  20,584,331
                                         ---------------  ---------------  ---------------  ---------------  -------------
                                         ---------------  ---------------  ---------------  ---------------  -------------


                                                  U.S.
                                            GOVERNMENT           JUNO
                                             BOND FUND           FUND
                                         -------------  -------------
Shares Purchased                         $ 307,497,702  $ 216,439,760
Purchased through Dividend Reinvestment        863,573        104,843
                                         -------------  -------------
Total Purchased                            308,361,275    216,544,603
Shares Redeemed                           (294,063,931)  (233,666,602)
                                         -------------  -------------
Net Shares Purchased/ (Redeemed)         $  14,297,344  $ (17,121,999)
                                         -------------  -------------
                                         -------------  -------------

9.  OPTION CONTRACTS WRITTEN

During the six months ended September 30, 1998 the Trust wrote the following contracts: (Unaudited)

PUT OPTIONS WRITTEN:

                                         OVER-THE-COUNTER
                                         FUND
                                         --------------
                                         NUMBER
                                         OF     INITIAL
                                         CONTRACTS  PREMIUMS
                                         ---  ---------
Outstanding at Beginning of Period        20  $   3,440
Options Written                           68    137,241
Options Terminated                       (88)  (140,681)
                                         ---  ---------
Outstanding at End of Period               0  $       0
                                         ---  ---------
                                         ---  ---------

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. NET ASSETS

At September 30, 1998, net assets consisted of: (Unaudited)

                                                                                U.S.
                                                                          GOVERNMENT
                                                                        MONEY MARKET
                                            NOVA FUND      URSA FUND            FUND
                                         ------------  -------------  --------------
Paid-In-Capital                          $639,364,514  $ 892,646,261  $1,120,493,164
Undistributed Net Investment Income        22,332,190     10,601,108          47,298
Accumulated Net Realized Gain (Loss) on
  Investments                             (43,021,936)  (232,644,116)        (13,314)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts           (36,806,507)     3,641,311               0
                                         ------------  -------------  --------------
Net Assets                               $581,868,261  $ 674,244,564  $1,120,527,148
                                         ------------  -------------  --------------
                                         ------------  -------------  --------------

                                                                            U.S.
                                            OVER-THE-      PRECIOUS   GOVERNMENT         JUNO       ARKTOS
                                         COUNTER FUND   METALS FUND    BOND FUND         FUND         FUND
                                         ------------  ------------  -----------  -----------  -----------
Paid-In-Capital                          $418,672,279  $ 69,336,237  $61,219,410  $19,940,395  $21,324,643
Undistributed Net Investment Income
  (Loss)                                   (2,309,905)     (112,249)     218,469      247,753       28,899
Accumulated Net Realized Gain (Loss) on
  Investments                              (6,865,219)  (39,673,554)   3,297,008   (8,205,351)  (1,351,272)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts            87,457,332     6,037,559    4,076,253     (271,674)    (337,623)
                                         ------------  ------------  -----------  -----------  -----------
Net Assets                               $496,954,487  $ 35,587,993  $68,811,140  $11,711,123  $19,664,647
                                         ------------  ------------  -----------  -----------  -----------
                                         ------------  ------------  -----------  -----------  -----------

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At March 31, 1998, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                         PRECIOUS
                                                           METALS
EXPIRES MARCH 31                            URSA FUND        FUND   JUNO FUND
---------------------------------------  ------------  ----------  ----------
2003                                     $  6,618,786  $        0  $        0
2004                                       43,168,709   4,249,968   3,643,317
2005                                       50,012,823     709,440     106,438
2006                                      102,945,587   6,318,198   2,486,456

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. URSA FUND REVERSE STOCK SPLIT

Effective after the close of business on August 14, 1998, the Ursa Fund Investor Class Shares underwent a 1-for-2 reverse split. The effect of this transaction was to reduce the number of outstanding shares in this class by one half, while doubling the price per share. The price per share prior to the reverse split was $5.25; after the reverse split, the price per share was $10.50. There was no change in the aggregate market value of the outstanding shares as a result of this transaction. All shares and per share data have been restated to reflect the reverse split of issued and outstanding shares.

                            A FAMILY OF MUTUAL FUNDS
                            DESIGNED EXCLUSIVELY FOR
                          PROFESSIONAL MONEY MANAGERS

                                   NOVA FUND
                                   URSA FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                             OVER-THE-COUNTER FUND
                              PRECIOUS METALS FUND
                           U.S. GOVERNMENT BOND FUND
                                   JUNO FUND
                                  ARKTOS FUND
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520 (800) 820-0888

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998

     NOVA FUND
     URSA FUND
     U.S. GOVERNMENT MONEY MARKET FUND
     OVER-THE-COUNTER FUND
     PRECIOUS METALS FUND
     U.S. GOVERNMENT BOND FUND
     JUNO FUND
     ARKTOS FUND